Intangible Assets and Liabilities - Aggregate Amortizations of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 17,702
2026	11,182
2027	5,115
2028	4,982
2029	4,982
2030 and thereafter	7,389
Total	$ 51,352	$ 60,431